Trading revenues	12 Months Ended
Dec. 31, 2019
Trading revenues
7 Trading revenues
in	2019	2018	2017
Trading revenues (CHF million)
Interest rate products	67	759	3,218
Foreign exchange products	656	372	1,991
Equity/index-related products	1,146	(481)	(2,895)
Credit products	(513)	(97)	(1,096)
Commodity and energy products	144	102	86
Other products	273	(199)	(4)
Trading revenues	1,773	456	1,300
Represents revenues on a product basis which are not representative of business results within segments, as segment results utilize financial instruments across various product types.
> Refer to “Note 7 – Trading revenues” in VI – Consolidated financial statements – Credit Suisse Group for further information.